SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of warrants (Details)	Dec. 31, 2022 Y $ / shares shares	Mar. 31, 2022 Y $ / shares shares	Nov. 10, 2021 $ / shares Y shares	May 13, 2021 $ / shares Y shares	Mar. 31, 2021 Y $ / shares shares	Feb. 10, 2021 Y $ / shares shares	Aug. 13, 2020 shares	Aug. 04, 2020 $ / shares Y shares	Jun. 21, 2020 shares	Jul. 21, 2019 shares	Jun. 21, 2019 shares	Jun. 20, 2019 Y $ / shares shares
SeriesWarrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares										133,602	133,603
SeriesWarrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	2,590	2,590			6,993							133,602
Series B Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares									111,632	111,632	111,632
Series B Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares												111,632
Placement Agent Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	14,251	14,251			14,251							14,251
Placement Agent Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	38,044	38,044			38,044	38,044
Placement Agent Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	41,490	41,490		41,490
Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	55,148	55,148	55,148
Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares		41,490
Placement Agent Warrants | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares											14,251
Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	31,808	31,808			31,808		56,800	56,800
ROFR Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	15,218	15,218			15,218	15,218
Investor Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	553,192	553,192		553,192
Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares	5,310,763	5,335,763	5,335,763
Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants | shares		553,192
Exercise price | SeriesWarrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	5.00	5.00			5.00							37.20
Exercise price | Series B Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input												37.20
Exercise price | Placement Agent Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	5.00	5.00			5.00							33.80
Exercise price | Placement Agent Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	13.80	13.80			13.80	13.80
Exercise price | Placement Agent Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	10.50	10.50		10.50
Exercise price | Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	6.80	6.80	6.80
Exercise price | Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		10.50
Exercise price | Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	6.30	6.30			6.30			6.30
Exercise price | ROFR Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	17.30	17.30			17.30	17.30
Exercise price | Investor Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	10.50	10.50		10.50
Exercise price | Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	1.13	1.13	1.13
Exercise price | Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		10.50
Stock price | SeriesWarrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30			14.00							28.00
Stock price | Series B Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input												28.00
Stock price | Placement Agent Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30			14.00							28.00
Stock price | Placement Agent Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30			14.00	16.30
Stock price | Placement Agent Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30		7.20
Stock price | Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30	6.70
Stock price | Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		2.30
Stock price | Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30			14.00			5.10
Stock price | ROFR Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30			14.00	16.30
Stock price | Investor Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30		7.20
Stock price | Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	0.09	2.30	6.70
Stock price | Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		2.30
Expected term | SeriesWarrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	0.47	1.22			2.22							4
Expected term | Series B Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y												1
Expected term | Placement Agent Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	0.47	1.22			2.22							4
Expected term | Placement Agent Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	3.12	3.87			4.87	5
Expected term | Placement Agent Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	3.37	4.12		5
Expected term | Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	3.86	4.62	5
Expected term | Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y		4.12
Expected term | Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	2.59	3.35			4.35			5
Expected term | ROFR Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	3.12	3.87			4.87	5
Expected term | Investor Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	3.37	4.12		5
Expected term | Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y	3.86	4.62	5
Expected term | Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input | Y		4.12
Risk free interest rate | SeriesWarrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	2.22	1.77			0.20							1.77
Risk free interest rate | Series B Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input												1.91
Risk free interest rate | Placement Agent Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	2.22	1.77			0.20							1.77
Risk free interest rate | Placement Agent Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.21	2.44			0.88	0.46
Risk free interest rate | Placement Agent Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.18	2.43		0.84
Risk free interest rate | Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.12	2.43	1.23
Risk free interest rate | Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		2.43
Risk free interest rate | Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.35	2.44			0.73			0.19
Risk free interest rate | ROFR Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.21	2.44			0.88	0.46
Risk free interest rate | Investor Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.18	2.43		0.84
Risk free interest rate | Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	4.12	2.43	1.23
Risk free interest rate | Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		2.43
Expected volatility | SeriesWarrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123			132							86
Expected volatility | Series B Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input												91
Expected volatility | Placement Agent Warrants | June 20, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123			132							86
Expected volatility | Placement Agent Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123			132	132
Expected volatility | Placement Agent Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123		131
Expected volatility | Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123	126
Expected volatility | Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		123
Expected volatility | Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123			132			129
Expected volatility | ROFR Warrants | February 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123			132	132
Expected volatility | Investor Warrants | May 13, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123		131
Expected volatility | Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input	122	123	126
Expected volatility | Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants measurement input		123